FAIR VALUE MEASUREMENTS (Changes in Level 3 fair value of available-for-sale securities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Net Investment Income [Line Items]
Balance at January 1,	¥ 104,134
Addition	57,000	¥ 85,000
Change in fair value	(10,212)	19,134
Balance at December 31,	¥ 150,922	104,134
Available for sale securities current
Net Investment Income [Line Items]
Addition			¥ 100,000
Interest accrual		1,974		¥ 3,526
Settlement of puttable bond		(105,500)
Change in fair value		¥ (973)	973
Balance at December 31,			¥ 104,499